COMMON SHARES AND TREASURY SHARES	12 Months Ended
Dec. 31, 2021
COMMON SHARES AND TREASURY SHARES
COMMON SHARES AND TREASURY SHARES

NOTE 14 – COMMON SHARES AND TREASURY SHARES

Common shares		2021	2020	2019
	Nominal
	value per	Number of	Number of	Number of
	share (USD)	shares	shares	shares
A-shares	0.01	81,233,269	74,855,929	74,748,248
B-shares	0.01	1	1	1
C-shares	0.01	1	1	1
Total		81,233,271	74,855,931	74,748,250

During the year, the share capital was increased by 6,377,340 A-shares with a nominal value of USD 64k. The total amount including share premium amounted to USD 57.9m. USD 55.0m was a non-cash increase in conjunction with the acquisition of the eight Team Tanker vessels, and USD 2.9m was contributed in cash in connection with exercise of Restricted Share Units.

The A-shares are listed on Nasdaq in Copenhagen and Nasdaq in New York and are publicly available for trading. Each A-share carries one vote at the Annual General Meeting and gives the shareholders right to dividends, liquidation proceeds, or other distributions. The A-shares carry no other rights or obligations.

The B-share has one vote at the Annual General Meeting, has no pre-emption rights in relation to any issue of new shares of other classes, and carries no right to receive dividends, liquidation proceeds, or other distributions from TORM. The holder of the B-share has the right to elect one member to the Board of Directors (being the Deputy Chairman), up to three alternates as well as one Board Observer. The B-share cannot be transferred or pledged, except for a transfer to a replacement trustee.

The C-share represents 350,000,000 votes at the Annual General Meeting in respect of certain Specified Matters, including election of members to the Board of Directors (including the Chairman, but excluding the Deputy Chairman) and certain amendments to the Articles of Association proposed by the Board of Directors. The C-share has no pre-emption rights in relation to any issue of new shares of other classes and carries no right to receive dividends, liquidation proceeds or other distributions from TORM. The C-share cannot be transferred or pledged, except to an affiliate of Njord Luxco.

The B-share and the C-share are redeemable by TORM in the event that (i) TORM has received written notification from Njord Luxco (or its affiliates) that Njord Luxco and its affiliates (as defined in the Articles of Association) hold less than 1/3 in aggregate of TORM’s issued and outstanding shares, (ii) five business days have elapsed from the Board of Directors’ receipt of such written notice either without any Board member disputing such notice or with at least 2/3 of the Board members confirming such notice, and (iii) both of the B-share and the C-share are redeemed at the same time.

NOTE 14 – continued

Restricted Share Units

Key management participates in an LTIP program, which gives the right to buy TORM shares at a predefined share price. Please refer to Note 3.

Treasury shares	2021	2020	2019
Number of shares (‘000)
Balance as of 1 January	493.4	312.9	312.9
Additions	—	180.5	—
Cancellations	—	—	—
Disposals	—	—	—
Balance as of 31 December	493.4	493.4	312.9

	2021	2020	2019
Nominal value USD ‘000
Balance as of 1 January	4.9	3.1	3.1
Additions	—	1.8	—
Cancellations	—	—	—
Disposals	—	—	—
Balance as of 31 December	4.9	4.9	3.1

Treasury shares - continued	2021	2020	2019
Percentage of share capital
Balance as of 1 January	0.7%	0.4%	0.4%
Additions	—	0.2%	—
Cancellations	—	—	—
Disposals	—	—	—
Dilution, due to capital increases	(0.1)%	0.1%	0.0%
Balance as of 31 December	0.6%	0.7%	0.4%

The total consideration during the year for the treasury shares was USD 0.0m (2020: USD 1.4m, 2019: USD 0.0m). As of 31 December 2021, the Company's holding of treasury shares represented 493,371 shares (2020: 493,371 shares, 2019: 312,871 shares) of USD 0.01 each at a total nominal value of USD 0.0m (2020: USD 0.0m, 2019: USD 0.0m) and a market value of USD 3.9m (2020: USD 3.7m, 2019: USD 3.5m).